INCOME TAXES (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate			34.00%	34.00%	34.00%	34.00%	34.00%
Operating Loss Carryforwards	$ 1,110,812		$ 1,110,812		$ 1,403,259
Net income (loss) before taxes	(37,284)	$ 574,158	(1,069,155)	$ 62,746	(381,502)	$ 1,574,300	$ (795,126)
Income Tax Expense (Benefit)	$ 71,372	$ 295,439	$ 11,442	$ 222,361	$ 226,682	$ 916,840	$ (113,932)
CHINA [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent			25.00%	25.00%	25.00%	25.00%	25.00%
HONG KONG [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent			15.00%	15.00%	15.00%	15.00%	15.00%
Luck Sky Shenzhen [Member]
Net income (loss) before taxes			$ 141,353	$ 370,215	$ 432,088	$ 963,727	$ (6,283)
Income Tax Expense (Benefit)			$ 47,118	$ 92,553	$ 108,022	$ 239,383
Sanhe [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent			25.00%		25.00%
Net income (loss) before taxes			$ 842,907		$ 145,136